Quarterly Report
June 30, 2024
MFS®  Municipal
Intermediate Fund
MIU-Q1

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.7%
Alabama - 4.0%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$354,802
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	379,069
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	185,664
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	273,785
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	366,183
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	316,886
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	824,395
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	1,000,000	1,001,066
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,087,141
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	745,543
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	230,424
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,057,419
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	527,060
		$7,349,437
Alaska - 0.2%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$340,000	$358,395
Arizona - 3.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$523,297
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	502,883
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	127,446
Arizona Industrial Development Authority Multi-Family (Hacienda Del Rio Project), FNMA, 4.5%, 6/01/2041	802,730	817,079
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	67,000	68,169
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,288,334
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	153,951
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,020
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,852
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	290,000	320,073
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.05%, 12/01/2035 (Put Date 8/01/2024)	1,600,000	1,600,256
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	203,400
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	247,517
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	345,000	383,465
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	509,733
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	243,212
		$7,006,687
Arkansas - 0.1%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$133,416
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	122,578
		$255,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 3.5%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$811,480
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	431,921
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	664,550
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,109
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	519,336
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	620,000	649,835
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	89,170
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	90,873
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,372
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	82,606
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	225,223
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	56,742
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	142,188
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	90,000	95,176
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	240,000	256,785
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	1,000,000	1,095,094
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	857,221
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	190,000	201,247
		$6,449,928
Colorado - 0.7%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$124,497
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,124,388
		$1,248,885
Connecticut - 2.4%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$974,476
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,613,339
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	250,744
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	585,000	611,058
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	915,406
		$4,365,023
Delaware - 1.0%
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	$745,000	$765,861
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	1,000,000	1,079,016
		$1,844,877
District of Columbia - 1.9%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$242,710
District of Columbia Rev. (Rocketship DC Obligated Group - Issue No. 3), “A”, 5%, 6/01/2034 (n)	250,000	259,433
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	98,576
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “A-2”, 4.1%, 9/01/2046 (Put Date 9/01/2030)	1,250,000	1,263,829
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	257,576
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	327,000	339,347
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	1,000,000	1,003,342
		$3,464,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 5.7%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$476,412
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	496,406
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	400,000	403,011
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	457,466
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,461,708
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029 (w)	30,000	30,064
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029 (w)	25,000	25,056
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), 5%, 9/01/2026 (Put Date 9/01/2025)	500,000	504,659
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,078,062
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	997,887
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	368,843
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	299,444
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	750,000	736,639
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,138,181
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	92,988
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	536,506
Pompano Beach, FL, Rev. (John Knox Village Project), “B-1”, 2%, 1/01/2029	35,000	32,211
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	187,248
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,011,612
		$10,334,403
Georgia - 4.2%
Atlanta, GA, Urban Residential Finance Authority Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	$1,000,000	$1,025,634
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	250,636
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	255,662
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	826,945
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,057,119
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	775,000	775,346
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	524,208
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	483,065
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	276,653
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	275,071
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	273,849
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	544,685
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	1,000,122
		$7,568,995
Guam - 0.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$103,797
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	28,853
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	273,404
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,150
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	175,483
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	23,482
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	48,020
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	391,827
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	304,813
		$1,410,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 1.0%
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	$735,000	$761,593
Idaho Housing and Finance Association, Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	60,000	60,000
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	218,903
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	421,539
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	350,000	373,035
		$1,835,070
Illinois - 6.8%
Bellwood, IL, Tax Increment Rev., Taxable (Workforce Housing Project), 5%, 12/01/2036	$750,000	$794,745
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	245,000	219,714
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	71,270
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	455,000	484,037
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,079,287
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	390,000	402,567
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	521,066
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	537,516
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	208,165
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,206
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,078,272
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	103,690
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	137,284
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,120,133
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	132,602
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	174,634
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	433,093
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	216,545
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,093,909
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	244,583
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	656,480
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	68,897
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	855,000	876,604
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)	66,697	26,679
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,073
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	249,523
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	110,789
Illinois Housing Development Authority Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	325,000	325,001
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	499,840
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	30,976
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	128,426
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	164,201
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	127,739
		$12,367,546
Indiana - 1.9%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$97,577
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	28,575
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	201,861
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	847,579
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 5%, 6/01/2031	1,000,000	1,039,361
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel ), “E”, 5.5%, 3/01/2038	500,000	554,118
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	750,000	751,840
		$3,520,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$600,000	$622,922
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,687
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	94,310
		$721,919
Kansas - 0.5%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$124,952
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	725,000	739,232
		$864,184
Kentucky - 0.7%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$520,894
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,039
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	275,544
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	211,207
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	346,984
		$1,364,668
Louisiana - 0.2%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$255,000	$285,144
Maine - 0.6%
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5.25%, 12/01/2031	$965,000	$1,035,665
Maryland - 0.2%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$456,480
Massachusetts - 2.1%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$98,188
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	533,171
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	85,396
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	43,101
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	375,000	361,283
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	240,000	220,077
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “C”, 5%, 7/01/2032	1,000,000	1,058,310
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	998,511
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	475,000	498,057
		$3,896,094
Michigan - 1.9%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2033	$100,000	$100,305
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	332,816
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,023
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,027
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	45,034
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	518,462
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	70,000	68,058
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	345,000	360,984
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	1,011,431
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	998,211
		$3,500,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.8%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$120,046
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	144,811
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	210,000	203,090
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	950,783
		$1,418,730
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$65,233
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	70,000	67,616
		$132,849
Missouri - 0.6%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$150,996
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Loan Program), “E”, GNMA, 6.5%, 5/01/2054	305,000	340,875
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	121,537
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	100,000	95,007
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	20,000	19,764
St. Louis, MO, Industrial Development Authority Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 4.875%, 6/15/2034	450,000	457,010
		$1,185,189
Montana - 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$410,000	$406,461
Nevada - 0.4%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$466,908
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	100,000	100,024
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	140,374
Washoe County, NV, Water Facilities Rev., “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	115,198
		$822,504
New Hampshire - 2.3%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$915,000	$944,491
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street, LLC), “A”, 5%, 5/15/2034	590,000	582,965
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	54,759
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	100,000	99,871
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,180,137
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	490,000	490,280
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	273,157	271,440
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	157,789	154,383
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	30,000	29,878
National Finance Authority, NH, Special Rev. (Caldwell Ranch Project, Branch and Fort Bend Counties, TX), 4.875%, 12/01/2033 (w)	190,000	188,833
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	107,661
		$4,104,698
New Jersey - 1.8%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,886
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	375,000	381,387
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	256,519
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2033	1,000,000	1,069,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$630,000	$603,894
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	500,000	500,940
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	415,308
		$3,312,835
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$1,005,601
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	545,000	591,474
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	100,000	104,245
		$1,701,320
New York - 5.4%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$315,966
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	797,316
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	335,362
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	685,000	706,119
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2035	500,000	502,155
Monroe County, NY, Industrial Development Agency Multi-Family Mortgage, 4.84%, 11/01/2040	646,387	682,515
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	678,079
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	490,289
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	909,705
New York Housing Finance Agency Affordable Housing Rev., “G-2”, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	169,356
New York Housing Finance Agency Affordable Housing Rev., “A”, 3.45%, 11/01/2063 (Put Date 5/01/2029)	1,000,000	990,125
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	500,000	502,369
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	179,424
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	260,103
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	807,665
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	286,786
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	553,372
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing LP Project),, 4.3%, 6/01/2046 (Put Date 5/01/2041)	599,603	587,120
		$9,753,826
North Carolina - 1.3%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$352,024
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	60,000	59,894
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 1.9%, 7/01/2032	780,000	634,222
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	125,990
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2039	500,000	530,845
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	65,000	65,303
North Carolina Turnpike Authority, Triangle Expressway System Approriation Rev., Capital Appreciation, 0%, 1/01/2040	985,000	515,551
		$2,283,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.8%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$829,845
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	590,000	589,169
		$1,419,014
Ohio - 3.3%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$533,324
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	997,969
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	190,000	187,000
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	350,001
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	201,163
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	750,000	777,569
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	145,759
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	170,196
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	743,580
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	501,797
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	609,655
Ohio Housing Finance Agency Multi-Family Housing Rev. (Thornwood Commons), 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	207,339
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	595,000	625,578
		$6,050,930
Oklahoma - 0.5%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$308,962
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	500,000	558,636
		$867,598
Oregon - 0.8%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$5,000	$4,480
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	430,000	449,213
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	104,695
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	124,072
Port of Portland, OR, International Airport Rev., “22”, 5%, 7/01/2039	690,000	690,168
		$1,372,628
Pennsylvania - 5.9%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	$500,000	$525,229
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,175
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	40,950
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	376,867
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	80,527
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.508% ((SOFR - 3mo. + 0.26161%) + 0.75%), 6/01/2037	795,000	740,546
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	100,000	102,691
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	8,466
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	147,178
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	471,615
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	477,980
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2040	1,000,000	1,064,585
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2038	1,000,000	1,064,367
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	504,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), “C”, AGM, 5%, 1/01/2033	$1,000,000	$1,082,792
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,075,569
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	151,819
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	84,010
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	631,000	676,524
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	204,179
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	8,428
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	240,000	234,343
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	595,000	627,931
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	103,526
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	410,000	462,942
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	494,567
		$10,822,454
Puerto Rico - 1.3%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$292,016	$313,192
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	40,810	45,317
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	38,698	38,756
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	29,854	28,739
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	40,591	37,831
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	42,214	38,189
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	6,295	6,295
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	49,801	33,230
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	500,000	504,297
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	5,013
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	50,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	82,706
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	130,325
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	20,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	10,025
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	5,013
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	45,112
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	20,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	20,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	5,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	65,162
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,893
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	5,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	7,519
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	32,581
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	35,087
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	10,025
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	30,075
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	25,062
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	23,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	19,709
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	163,362
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	38,382
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	2,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	453,170
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,016
		$2,375,421

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.5%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	$685,000	$719,243
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	945,000	913,179
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	1,015,000	1,081,864
		$2,714,286
South Carolina - 1.2%
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	$415,000	$408,096
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	276,072
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	319,967
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	703,755
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), “A”, 5%, 4/01/2038	280,000	281,120
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	136,186
		$2,125,196
Tennessee - 6.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$994,889
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	503,934
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	395,328
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,011
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	759,587
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,007,967
Knox County, TN, Health, Educational & Housing Facility Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A1”, BAM, 5%, 7/01/2040	1,000,000	1,085,050
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	70,000	70,027
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “B-1”, BAM, 5%, 7/01/2044	300,000	320,375
Memphis, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Tillman Cove Apartments), 4%, 12/01/2024	1,000,000	1,000,603
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	88,745
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	76,656
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,007,759
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2033	1,150,000	1,276,913
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	195,000	195,282
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	506,651
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	498,511
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	731,889
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	779,602
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2027	80,000	81,239
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	617,991
		$12,009,009
Texas - 6.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$145,000	$146,085
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	220,000	221,865
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	95,000	94,383
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	75,000	74,242
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	430,000	445,573
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	143,029
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	190,000	191,299
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	189,622
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,024
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	107,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	$70,000	$78,599
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	811,066
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	74,821
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	198,557
Houston, TX, Airport System Subordinate Lien Rev., “A”, AGM, 5%, 7/01/2038	665,000	718,195
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	60,808
Matagorda County, TX, Navigation District Number One Pollution Control Refunding Rev. (Central Power & Light Co. Project), 4.25%, 5/01/2030	500,000	495,739
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	476,565
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	474,836
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	260,298
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	173,093
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,017,932
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,592,744
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	250,000	270,378
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,038,576
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	189,636
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	687,980
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,091,726
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	126,684
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,008
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	333,536
		$11,960,064
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$100,000	$101,282
Utah - 1.3%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$197,798
Salt Lake City, UT, Airport Rev. (International Airport), “A”, 5.25%, 7/01/2037	1,000,000	1,124,770
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	110,000	120,663
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	13,419	10,973
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	715,533	707,036
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	121,093
		$2,282,333
Vermont - 1.5%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2032	$1,700,000	$1,769,499
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	1,000,000	1,036,801
		$2,806,300
Virginia - 2.1%
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	$305,000	$304,616
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “C-3”, 5.25%, 12/01/2027	750,000	753,913
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	84,893
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,534
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	750,000	779,695
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	480,000	465,952
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	180,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	$500,000	$501,155
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	609,232
		$3,778,531
Washington - 1.6%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$202,196
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	547,334
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	185,535
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	1,000,000	978,691
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	105,000	104,518
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), “B-1”, 5%, 7/01/2038	795,000	846,171
		$2,864,445
West Virginia - 0.3%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$330,000	$321,456
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	150,000	142,888
		$464,344
Wisconsin - 3.9%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$75,000	$75,046
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	1,000,000	978,035
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	205,000	204,777
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	287,064
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	192,614
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	305,687
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2037	200,000	217,262
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,083,886
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	175,000	176,198
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	372,934
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	803,470
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	155,000	155,060
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	522,874
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	81,900
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.25%, 7/01/2037	670,000	746,411
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	272,218
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	156,645
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “B-1”, 6.81%, 4/28/2036	305,000	310,189
Wisconsin Public Finance Authority, Senior Living Rev. (Mary's Woods at Marylhurst Project), “A”, 5%, 5/15/2030 (n)	250,000	252,515
		$7,194,785
Total Municipal Bonds		$177,837,159
Other Municipal Bonds – 0.5%
Multi-Family Housing Revenue – 0.5%
Affordable Housing Opportunities Trust Certificates, AH-01 “CL A”, 3.527%, 5/01/2039 (n)	$275,000	$224,954
Freddie Mac, 4.683%, 10/25/2040	359,507	370,436
Freddie Mac, 4.618%, 8/25/2041	383,447	392,077
Total Other Municipal Bonds		$987,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$142,837
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	377,029
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	108,341
Total Bonds		$628,207
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$171,535	$105,065
Investment Companies (h) - 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.39% (v)	355,299	$355,335

Other Assets, Less Liabilities - 1.2%		2,142,433
Net Assets - 100.0%		$182,055,666
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $355,335 and $179,557,898, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,305,948, representing 4.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$178,929,691	$—	$178,929,691
U.S. Corporate Bonds	—	628,207	—	628,207
Mutual Funds	355,335	—	—	355,335
Total	$355,335	$179,557,898	$—	$179,913,233
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,668	$17,673,716	$17,366,734	$(334)	$19	$355,335

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,314	$—